Convertible loans - Valuation of derivative (Details) - Derivatives	Dec. 31, 2020 period $ / shares	Apr. 24, 2020 $ / shares period
Written put options (in USD per share) | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	24.70	22.10
Written put options (in USD per share) | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	28.50
Forced Conversion Price (in USD per share) | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	67.93	60.78
Forced Conversion Price (in USD per share) | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	78.38
Share Price (in USD per share) | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	32.01	17.00
Share Price (in USD per share) | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	32.01
Risk-free interest rate | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.003	0.004
Risk-free interest rate | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.003
Expected volatility | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.90	0.82
Expected volatility | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.90
Expected term | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	52	61
Expected term | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	5
Dividend yield | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0	0
Dividend yield | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0
Recovery rate | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.05	0.05
Recovery rate | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.05
Implied bond yield | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.133	0.210
Implied bond yield | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.074